Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEEWARD INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 30, 2015
MAI Energy Infrastructure & MLP Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
MAI Energy Infrastructure & MLP Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
MAI Energy Infrastructure & MLP Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Supplement [Text Block]	cik0001508033_SupplementTextBlock
LEEWARD INVESTMENT TRUST

MAI Energy Infrastructure and MLP Fund

Supplement to the Prospectus and
Summary Prospectus

September 16, 2015
This supplement to the Prospectus and Summary Prospectus dated March 30, 2015, as supplemented September 8, 2015, for the MAI Energy Infrastructure and MLP Fund ("Fund"), a series of the Leeward Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus and Summary, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
This supplement is to update language in the Prospectus dated March 30, 2015 relative to the removal of the Maximum Sales Charge (Load) from the Advisor share class of the Fund.
On September 15, 2015, the Board of Trustees of the Leeward Investment Trust approved the removal of the Fund's Maximum Sales Charge. Effectively immediately, all references to the Maximum Sales Charge are hereby removed.
Prospectus
The table titled "Shareholder Fees" under the section titled "Fees and Expenses of the Fund" is revised by replacing the table in its entirety with the following: